United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Six months ended 4/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2017
Emerging Markets Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
China	9.9%
Brazil	9.5%
Mexico	8.9%
Russia	6.7%
Argentina	6.3%
Indonesia	4.9%
Turkey	4.0%
Colombia	2.8%
India	2.6%
Chile	2.6%
South Korea	2.5%
Peru	2.1%
Venezuela	2.0%
Kazakhstan	1.6%
United Arab Emirates	1.6%
Malaysia	1.6%
South Africa	1.5%
Egypt	1.4%
Lebanon	1.4%
Oman	1.3%
Ukraine	1.3%
Philippines	1.2%
Uruguay	1.1%
Israel	1.1%
Other[2]	17.0%
Derivatives[3]	0.0%
Other Security Type[4]	0.2%
Cash Equivalents[5]	1.6%
Other Assets and Liabilities—Net[6]	1.3%
TOTAL	100.00%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Type consists of a United States Treasury Note.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund's foreign cash position.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2017 (unaudited)
Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—61.7%
		Agency—0.1%
$500,000	[1,2]	Banco Nacional De Comercio Exterior, Series 144A, 3.80%, 8/11/2026	$492,500
		Air Transportation—0.1%
300,000		Avianca Holdings SA, Sr. Unsecd. Note, Series REGS, 8.375%, 5/10/2020	297,450
200,000		Latam Airlines Group SA, Series REGS, 7.25%, 6/9/2020	210,514
400,000		TAM Capital 3, Inc., Sr. Unsecd. Note, Series REGS, 8.375%, 6/3/2021	416,500
		TOTAL	924,464
		Airlines—0.2%
1,700,000	[1,2]	Latam Finance Ltd., Sr. Unsecd. Note, Series 144A, 6.875%, 4/11/2024	1,730,600
		Automotive—0.1%
800,000		Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, Series REGS, 3.25%, 7/15/2019	814,000
300,000		Tata Motors Ltd., Sr. Unsecd. Note, 4.625%, 4/30/2020	311,400
		TOTAL	1,125,400
		Banking—16.2%
460,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	496,248
799,000		BBVA Bancomer SA Grand Cayman, Series REGS, 6.008%, 5/17/2022	799,000
860,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	847,100
1,200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	1,317,000
1,250,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.75%, 9/30/2022	1,416,625
300,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	321,252
400,000	[1,2]	Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	433,080
1,200,000		Banco Bradesco SA, Sub., Series REGS, 5.75%, 3/1/2022	1,290,000
350,000		Banco Btg Pactual/Cayman, Series REGS, 4.00%, 1/16/2020	337,750
300,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	281,886
500,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	548,750
200,000	[1,2]	Banco De Bogota S.A., Sub., Series 144A, 6.25%, 5/12/2026	213,540
730,000		Banco De Credito del Peru, Series REGS, 6.125% 4/24/2027	806,650
2,345,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	2,280,512
600,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	663,900
500,000		Banco Do Brasil S.A., Sub. Note, Series REGS, 5.875%, 1/19/2023	525,000
ARS 29,600,000		Banco Hipotecario SA, Sr. Unsecd. Note, Series REGS, 21.3541%, 1/12/2020	1,961,156
$3,650,000	[1,2]	Banco Inbursa SA Institucion de Banca Multiple, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	3,586,125
1,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	1,101,250
300,000	[1,2]	Banco Mercantil Del Nort, Jr. Sub. Note, Series 144A, 5.75%, 10/4/2031	295,350
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	258,008
1,000,000		Bancolombia S.A., 5.95%, 6/3/2021	1,103,750
800,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 9/27/2022	836,504
2,200,000		Bank of China (Hong Kong) Ltd., Sr. Unsecd. Note, Series EMTN, 2.875%, 6/30/2020	2,215,871
2,630,000	[1,2]	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,803,238
5,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	5,968,872
2,300,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 1/21/2018	2,379,350
700,000		Caixa Economica Federal, Series REGS, 4.25%, 5/13/2019	714,000
2,400,000		Caixa Economica Federal, Sr. Unsecd. Note, Series REGS, 4.50%, 10/3/2018	2,450,400
2,000,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	2,053,208
1,710,000	[1,2]	Compania General de Combustibles SA, Sr. Unsecd. Note, Series 144A, 9.50%, 11/7/2021	1,833,975
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$2,030,000	[1,2]	Corpbanca, Series 144A, 3.875%, 9/22/2019	$2,097,820
250,000	[1,2]	CorpGroup Banking SA, Sr. Unsecd. Note, Series 144A, 6.75%, 3/15/2023	244,063
2,400,000	[1,2]	Credit Bank of Moscow Via CBOM Finance PLC, Series 144A, 8.875%, 11/10/2022	2,404,879
2,300,000	[1,2]	Credit Bank of Moscow Via CBOM Finance PLC, Sub. Note, Series 144A, 7.50%, 10/5/2027	2,328,881
7,800,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	7,817,090
1,500,000		Export-Import Bank Korea, Sr. Unsecd. Note, 3.25%, 8/12/2026	1,513,071
200,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.80%, 9/16/2025	205,860
2,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	2,059,134
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.00%, 1/14/2023	1,036,740
700,000		GTB Finance BV, Series REGS, 6.00%, 11/8/2018	718,802
500,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.50%, 10/20/2021	501,150
600,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	621,000
1,600,000	[1,2]	Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, Series 144A, 5.004%, 4/6/2023	1,630,400
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	218,990
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,189,900
1,750,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	1,754,797
4,600,000		Industrial and Commercial Bank of China, Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/29/2049	4,852,333
3,050,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	3,217,308
2,800,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 4/23/2020	2,767,197
200,000		Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	203,750
500,000		International Bank of Azerbaijan, 5.625%, 6/11/2019	504,130
300,000		Itau Unibanco Holding SA, Series REGS, 5.125%, 5/13/2023	307,125
700,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, Series REGS, 2.85%, 5/26/2018	705,810
1,100,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 5.65%, 3/19/2022	1,167,386
1,700,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.50%, 8/6/2022	1,793,262
900,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	977,625
500,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 4/15/2020	537,220
700,000		Korea Exchange Bank, Sr. Unsecd. Note, Series EMTN, 2.50%, 1/27/2021	693,557
400,000		Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.20%, 12/26/2024	414,645
1,663,000	[1,2]	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	1,699,165
3,000,000		National Bank of Abu Dhabi, Series REGS 5.25%, 12/29/2049	3,070,635
2,500,000		Ojsc Russ Agric Bk (Rshb), Sub. Note, Series REGS, 8.50%, 10/16/2023	2,862,782
2,000,000	[1,2]	Pampa Energia SA, Sr. Unsecd. Note, Series 144A, 7.50%, 1/24/2027	2,135,000
550,000		Sberbank (Sb Cap Sa), Sr. Unsecd. Note, Series 7, 5.717%, 6/16/2021	595,375
600,000		Sberbank (Sb Cap Sa), Sub. Note, Series REGS, 5.50%, 2/26/2024	617,246
1,000,000		Sberbank (Sb Cap Sa), Sub., Series REGS, 5.25%, 5/23/2023	1,036,250
1,100,000	[1,2]	Sberbank of Russia, Sub. Note, Series 144A, 5.50%, 2/26/2024	1,131,617
1,000,000		Shinhan Bank, Series REGS, 2.25%, 4/15/2020	990,074
700,000		Siam Commercial Bank PLC, Sr. Unsecd. Note, Series REGS, 3.50%, 4/7/2019	714,654
2,100,000	[1,2]	Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series 144A, 2.00%, 9/29/2021	2,031,454
2,200,000	[1,2]	Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.875%, 3/16/2023	2,285,668
3,000,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.75%, 2/11/2021	2,936,217
1,000,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	1,002,939
2,000,000		Turkiye Is Bankasi (Isbank), Series REGS, 5.50%, 4/21/2019	2,066,122
2,310,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.50%, 10/27/2021	2,328,912
1,200,000		VTB Bank OJSC, Series REGS, 9.50%, 12/29/2049	1,362,000
2,850,000		VTB Capital SA, Sub., Series REGS, 6.95%, 10/17/2022	3,113,169
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$1,300,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	$1,398,023
3,700,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 7/9/2020	4,068,468
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	2,235,650
260,000	[1,2]	Woori Bank, Jr. Sub. Note, Series 144A, 6.208% 5/2/2037	260,000
300,000		Woori Bank, Series REGS, 5.00%, 6/10/2045	306,387
500,000	[1,2]	Woori Bank, Sr. Unsecd. Note, Series 144A, 2.625%, 7/20/2021	497,630
800,000	[1,2]	Woori Bank, Sub. Note, Series 144A, 5.875%, 4/13/2021	884,522
800,000		Woori Bank, Sub. Note, Series REGS, 4.75%, 4/30/2024	828,346
		TOTAL	130,081,580
		Beverage & Tobacco—0.1%
700,000		Embotelladora Andina S.A., Sr. Unsecd. Note, Series REGS, 5.00%, 10/1/2023	754,089
		Broadcast Radio & TV—0.2%
1,330,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	1,725,887
200,000		TV Azteca SA de CV, Sr. Unsecd. Note, Series EMTN, 7.625%, 9/18/2020	198,600
		TOTAL	1,924,487
		Building & Development—0.2%
300,000		Doosan Heavy Industries and Construction Co. Ltd., Sr. Unsecd. Note, Series REGS, 2.125%, 4/27/2020	294,721
400,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	185,000
700,000		Turkiye Sise ve Cam Fabrikalari A.S., Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	702,670
		TOTAL	1,182,391
		Building Materials—0.4%
900,000		Cemex S.A.B de C.V., Series REGS, 5.70%, 1/11/2025	942,750
800,000		Cemex S.A.B de C.V., Series REGS, 6.125%, 5/5/2025	860,968
800,000		Cemex S.A.B de C.V., Series REGS, 7.75%, 4/16/2026	914,000
400,000	[1,2]	St. Marys Cement, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/28/2027	401,500
300,000		West China Cement Ltd., Sr. Unsecd. Note, 6.50%, 9/11/2019	312,164
		TOTAL	3,431,382
		Business Equipment & Services—0.1%
1,100,000		GNL Quintero SA, Sr. Unsecd. Note, Series REGS, 4.634%, 7/31/2029	1,148,125
		Cable & Wireless Television—0.2%
1,100,000		VTR Finance BV, Series REGS, 6.875%, 1/15/2024	1,171,500
		Chemicals & Plastics—1.0%
725,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	763,063
400,000	[1,2]	Alpek SA De CV, Sr. Unsecd. Note, Series 144A, 5.375%, 8/8/2023	425,856
1,300,000		Braskem Finance Ltd., Series REGS, 5.75%, 4/15/2021	1,371,500
1,600,000	[1,2]	Eurochem Global Investments DAC, Sr. Unsecd. Note, Series 144A, 3.80%, 4/12/2020	1,613,360
1,075,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	1,150,354
800,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 5.875%, 9/17/2044	795,600
900,000		PTT Global Chemical PCL, Series REGS, 4.25%, 9/19/2022	949,261
1,000,000	[1,2]	Phosagro OAO via Phosagro Bond Funding DAC, Sr. Unsecd. Note, Series 144A, 3.95%, 11/3/2021	1,001,760
		TOTAL	8,070,754
		Consumer Products—0.4%
2,280,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	2,238,393
720,000		Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 7/3/2021	817,920
		TOTAL	3,056,313
		Corporate—0.4%
3,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, Series REGS, 4.40%, 3/9/2023	2,823,756
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Farming & Agriculture—0.6%
$4,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	$4,776,267
		Finance—1.7%
500,000		CIELO S.A., Series REGS, 3.75%, 11/16/2022	482,500
1,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,066,500
1,700,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	1,822,910
2,000,000	[1,2]	Four Finance SA, Sr. Unsecd. Note, Series 144A, 10.75%, 5/1/2022	2,016,000
500,000	[1,2]	Gruposura Finance, Sr. Unsecd. Note, Series 144A, 5.50%, 4/29/2026	538,475
4,950,000		MAF Global Securities, 7.125%, 10/29/2049	5,220,161
650,000	[1,2]	SURA Asset Management SA, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	652,730
2,000,000		Sukuk Funding Number 3 Ltd., 4.348%, 12/3/2018	2,063,974
		TOTAL	13,863,250
		Financial Intermediaries—1.1%
2,300,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	2,389,700
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/3/2021	1,487,077
1,700,000	[1,2]	Investcorp SA, Series 144A, 8.25%, 11/1/2017	1,758,339
2,500,000		Ooredoo International Finance Ltd., Series REGS, 3.875%, 1/31/2028	2,518,575
700,000	[1,2]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 6.95%, 1/30/2044	724,500
		TOTAL	8,878,191
		Food & Beverage—0.0%
350,000	[1,2,3]	MHP SA, Sr. Unsecd. Note, Series 144A, 7.75%, 5/10/2024	352,625
		Food & Drug Retailers—0.1%
400,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	422,022
300,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 6.625%, 2/12/2045	315,852
250,000	[1,2]	SMU S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 2/8/2020	255,937
		TOTAL	993,811
		Food Products—1.3%
1,000,000	[1,2]	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.25%, 1/28/2020	1,070,000
2,050,000	[1,2]	Cosan Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.00%, 1/20/2027	2,150,040
200,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	203,750
2,000,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 3.875%, 6/27/2024	2,036,832
100,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 4.875%, 6/30/2020	106,892
900,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	948,105
300,000	[1,2]	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 6/15/2025	311,250
300,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.375%, 1/23/2023	308,625
1,200,000	[1,2]	Marfrig Holding Europe BV, Sr. Unsecd. Note, Series 144A, 7.00%, 3/15/2024	1,216,440
800,000	[1,2]	Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 6.50%, 9/20/2026	796,992
250,000		Sadia Overseas Ltd., Sr. Unsecd. Note, Series REGS, 6.875%, 5/24/2017	250,375
250,000	[1,2]	Sigma Alimentos SA, Sr. Unsecd. Note, Series 144A, 4.125%, 5/2/2026	246,875
600,000		Sigma Alimentos SA, Sr. Unsecd. Note, Series REGS, 4.125%, 5/2/2026	592,500
		TOTAL	10,238,676
		Forest Products—0.5%
650,000	[1,2]	Bahia SUL Holdings Gmbh, Sr. Unsecd. Note, Series 144A, 5.75%, 7/14/2026	669,175
1,000,000		Celulosa Arauco y Constitucion S.A., Sr. Unsecd. Note, 7.25%, 7/29/2019	1,100,520
300,000	[1,2]	Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	311,797
1,800,000	[1,2]	Suzano Austria GmbH, Sr. Unsecd. Note, Series 144A, 7.00%, 3/16/2047	1,783,800
		TOTAL	3,865,292
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Government Agency—0.3%
$800,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.50%, 6/10/2019	$858,000
1,400,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.50%, 6/10/2019	1,501,500
		TOTAL	2,359,500
		Home Products & Furnishings—0.3%
2,500,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	2,496,768
		Industrial Products & Equipment—0.0%
200,000		Cemex Finance LLC, Series REGS, 6.00%, 4/1/2024	212,000
		Metals & Mining—4.9%
400,000		Abja Investment Co., 5.95%, 7/31/2024	415,500
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	777,563
900,000	[1,2]	CSN Islands XII Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 9/29/2049	612,000
200,000		CSN Resources SA, Sr. Unsecd. Note, Series REGS, 6.50%, 7/21/2020	162,500
800,000		Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.00%, 8/25/2021	800,986
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,623,510
1,933,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 9/16/2025	2,043,787
400,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.15%, 10/24/2036	471,012
2,000,000		Evraz Group SA, Sr. Unsecd. Note, 6.75%, 1/31/2022	2,145,000
3,000,000	[1,2]	Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 3/20/2023	3,022,350
2,655,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.50%, 4/22/2020	2,844,169
1,000,000		Fresnillo PLC, Series REGS, 5.50%, 11/13/2023	1,090,000
1,500,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.893%, 4/29/2024	1,536,000
100,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 10/20/2017	102,350
300,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	299,625
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	512,000
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	511,750
400,000		JSW Steel Ltd., Sr. Unsecd. Note, 4.75%, 11/12/2019	405,780
1,500,000		MMC Norlisk Nick Via MMC, Sr. Unsecd. Note, Series REGS, 6.625%, 10/14/2022	1,693,392
700,000	[1,2]	Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.85%, 5/2/2024	699,754
2,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	2,549,357
2,100,000		Noble Group Ltd., Jr. Sub. Deb., 6.00%, 6/24/2049	1,606,500
300,000		Samarco Mineracao SA, Series REGS, 5.75%, 10/24/2023	195,000
300,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	328,688
410,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	416,848
2,000,000		Southern Copper Corp., Sr. Unsecd. Note, 5.25%, 11/8/2042	1,961,673
320,000		Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 4/23/2045	338,690
3,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	3,092,310
100,000		Vale Overseas Ltd., 6.875%, 11/21/2036	108,875
220,000		Vale Overseas Ltd., Sr. Unsecd. Note, 4.625%, 9/15/2020	230,725
420,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	454,650
280,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.25%, 8/10/2026	306,684
1,000,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.875%, 11/10/2039	1,081,250
650,000		Vale Overseas Ltd., Sr. Unsecd. Note, 8.25%, 1/17/2034	783,250
1,000,000		Vale SA, 5.625%, 9/11/2042	957,500
800,000		Vedanta Resources PLC, Series REGS, 8.25%, 6/7/2021	872,160
1,000,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 7.125%, 5/31/2023	1,047,500
		TOTAL	39,100,688
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—15.8%
$1,366,171	[1,3,4,5]	Afren PLC, Series 144A, 6.625%, 12/9/2020	$0
1,200,278	[3,4,5]	Afren PLC, Series REGS, 10.25%, 4/8/2019	0
2,439,590	[3,4,5]	Afren PLC, Series REGS, 11.50%, 2/1/2016	0
2,525,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	2,621,809
800,000		Bharat Petroleum Corp. Ltd., Sr. Unsecd. Note, Series EMTN, 4.00%, 5/8/2025	816,701
3,000,000		CNOOC Finance 2013 Ltd., 4.25%, 5/9/2043	2,954,274
8,500,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	8,884,693
1,000,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.70%, 11/25/2019	1,008,968
500,000		Columbus International, Inc., Sr. Unsecd. Note, Series REGS, 7.375%, 3/30/2021	540,000
263,158		EP PetroEcuador (Noble), Sec. Fac. Bond, 6.7812%, 9/24/2019	265,000
60,000		Ecopetrol SA, 4.25%, 9/18/2018	61,800
475,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	488,063
1,000,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	922,700
1,883,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	2,042,490
900,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	966,887
1,170,000	[1,2]	Equate Petrochemical BV, Sr. Unsecd. Note, Series 144A, 3.00%, 3/3/2022	1,165,788
2,000,000		Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 2/6/2028	2,015,500
1,500,000	[1,2]	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series 144A, 4.95%, 3/23/2027	1,513,308
2,000,000		Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 7/19/2022	2,087,880
1,300,000	[1,2]	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 4.75%, 4/19/2027	1,293,733
1,700,000	[1,2]	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 5.75%, 4/19/2047	1,660,563
700,000		Korea Gas Corp., Sr. Unsecd. Note, Series REGS, 3.50%, 7/2/2026	719,001
2,600,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.25%, 7/10/2024	2,626,671
2,000,000		Lukoil International Finance BV, Series REGS, 4.563%, 4/24/2023	2,059,306
3,163,000		ONGC Videsh Ltd., 3.75%, 5/7/2023	3,223,195
419,300		Odbrcht Offshore Drilling Finance Ltd., Series REGS, 6.625%, 10/1/2022	171,074
214,500		Odebrecht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	130,309
165,380		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.75%, 10/1/2022	65,738
350,000	[1,2]	Offshore Drilling Holding SA, Series 144A, 8.375%, 9/20/2020	151,375
1,800,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	1,845,041
500,000	[1,2]	PTT Public Co. Ltd., Sr. Unsecd. Note, Series 144A, 3.375%, 10/25/2022	510,666
532,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 5.75%, 3/1/2018	548,608
3,600,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	3,716,381
351,000		Pertamina PT, Note, Series REGS, 5.25%, 5/23/2021	376,041
1,700,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,753,278
500,000		Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	533,788
4,190,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	4,023,029
555,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.125%, 1/17/2022	582,944
4,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.25%, 3/17/2024	4,156,000
450,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.85%, 6/5/2115	402,975
1,440,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	1,548,720
1,070,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 12/10/2018	1,158,275
4,780,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	5,418,130
3,390,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	3,961,215
300,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	284,250
3,100,000	[1,2]	Petroleos De Venezuela SA, Term Loan—1st Lien, Series 144A, 8.50%, 10/27/2020	2,436,600
4,600,000		Petroleos de Venezuela, S.A., Company Guarantee, 5.375%, 4/12/2027	1,766,400
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$10,900,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, Series REGS, 6.00%, 11/15/2026	$4,196,500
8,820,000		Petroleos de Venezuela, S.A., Unsecd. Note, Series REGS, 6.00%, 5/16/2024	3,508,861
50,000		Petroleos Mexicanos, 3.50%, 7/18/2018	50,910
500,000		Petroleos Mexicanos, 5.50%, 6/27/2044	441,250
500,000		Petroleos Mexicanos, 6.50%, 6/2/2041	503,250
2,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.25%, 1/15/2025	1,950,020
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.50%, 1/23/2026	972,500
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	1,036,000
4,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	3,665,400
560,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	572,544
6,410,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	7,179,200
2,000,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.50%, 3/13/2027	2,167,500
400,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	427,000
4,600,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	4,697,055
1,000,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.50%, 3/18/2045	1,055,740
1,025,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	1,065,549
400,000	[1,2]	Raizen Fuels Finance SA, Sr. Unsecd. Note, Series 144A, 5.30%, 1/20/2027	414,604
250,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.125%, 1/28/2025	256,845
1,500,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	1,503,239
1,900,000	[1,2]	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	1,907,600
1,000,000	[1,2]	Saka Energi Indonesia PT, Sr. Unsecd. Note, Series 144A, 4.45%, 5/5/2024	1,003,572
2,000,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/29/2019	2,032,659
1,400,000	[1,2]	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	1,375,490
2,800,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	3,097,010
500,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	523,614
700,000	[1,2]	Trinidad Generation Unlimited, Sr. Unsecd. Note, Series 144A, 5.25%, 11/4/2027	696,500
1,000,000		Tupras Turkiye Petrol Rafinerileri A.S., Series REGS, 4.125%, 5/2/2018	1,012,121
500,000	[1,2]	Ultrapar International SA, Sr. Unsecd. Note, Series 144A, 5.25%, 10/6/2026	504,850
920,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	1,064,440
2,300,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.50%, 3/23/2021	2,607,625
		TOTAL	126,968,615
		Paper Products—0.1%
400,000	[1,2]	Suzano Trading Ltd., Sr. Unsecd. Note, Series 144A, 5.875%, 1/23/2021	428,600
		Pharmaceuticals—0.3%
700,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	653,051
1,400,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.95%, 12/18/2022	1,382,067
		TOTAL	2,035,118
		Printing & Publishing—0.1%
700,000		Myriad International Holdings BV, Sr. Unsecd. Note, Series REGS, 6.00%, 7/18/2020	758,625
		Real Estate—2.0%
5,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	5,485,982
2,000,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	2,137,402
200,000		Franshion Brilliant Ltd., 5.375%, 10/17/2018	206,427
4,300,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	4,512,295
2,500,000		Franshion Brilliant Ltd., Sub. Note, 5.75%, 12/29/2049	2,586,420
1,311,000		Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,380,517
		TOTAL	16,309,043
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Retailers—0.4%
$900,000		Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, Series REGS, 4.625%, 5/21/2023	$848,250
1,200,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,187,586
400,000		SM Investments Corp., Sr. Unsecd. Note, 4.25%, 10/17/2019	413,246
800,000		Saci Falabella, Series REGS, 3.75%, 4/30/2023	814,720
		TOTAL	3,263,802
		Sovereign—0.5%
625,000		Angola, Government of, Sr. Unsecd. Note, Series REGS 7.00%, 8/17/2019	645,281
800,000	[1,2]	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 2.894%, 4/20/2022	799,973
1,300,000	[1,2]	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 3.628%, 4/20/2027	1,305,902
900,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	951,649
		TOTAL	3,702,805
		State/Provincial—3.4%
8,115,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	9,212,554
550,000	[1,2]	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 6.90%, 11/1/2027	544,951
2,400,000	[1,2]	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 7.00%, 3/23/2023	2,499,960
7,900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	9,145,830
4,450,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	4,645,488
40,000		Provincia De Buenos Aires, Sr. Unsecd. Note, Series REGS, 4.00%, 5/15/2035	30,300
1,200,000	[1,2]	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.45%, 9/1/2024	1,248,324
		TOTAL	27,327,407
		Steel—0.0%
300,000	[1,2]	OJSC Novo (Steel Funding), Sr. Unsecd. Note, Series 144A, 4.50%, 6/15/2023	305,258
		Technology Services—0.8%
4,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	4,069,292
2,500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	2,582,989
		TOTAL	6,652,281
		Telecommunications & Cellular—2.6%
500,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	508,598
400,000		America Movil S.A.B. de C.V., 6.125%, 3/30/2040	477,945
1,725,000		America Movil S.A.B. de C.V., Company Guarantee, 5.00%, 3/30/2020	1,857,571
1,025,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	1,091,793
300,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 9/27/2022	306,000
800,000		Comcel Trust, Series REGS, 6.875%, 2/6/2024	851,824
500,000		Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 7.125%, 4/1/2022	420,045
1,200,000		Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 9/30/2020	1,104,000
750,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 4/15/2021	716,250
1,200,000		Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, Series REGS, 4.875%, 10/30/2024	1,250,073
600,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 6.25%, 4/26/2020	638,984
1,000,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.25%, 4/26/2023	1,097,992
2,200,000	[1,2]	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 3/8/2022	2,230,690
3,100,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	3,152,508
2,300,000		Qtel International Finance Ltd., Series REGS, 3.25%, 2/21/2023	2,297,470
1,000,000		Sistema JSFC, Series REGS, 6.95%, 5/17/2019	1,074,500
800,000	[1,2]	Telefonica Chile SA, Sr. Unsecd. Note, Series 144A, 3.875%, 10/12/2022	825,076
200,000		Telfon Celuar Del Paragu, Sr. Unsecd. Note, Series REGS, 6.75%, 12/13/2022	209,644
700,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.75%, 10/15/2025	726,165
		TOTAL	20,837,128
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Transportation—0.7%
$2,000,000	[1,2]	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.95%, 1/19/2022	$2,031,227
300,000		Adani Ports and Special, Sr. Unsecd. Note, Series REGS, 3.50%, 7/29/2020	302,571
200,000		DP World Ltd., Series REGS, 6.85%, 7/2/2037	235,750
1,800,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	1,932,300
1,000,000	[1,2]	Rumo Luxembourg Sarl, Sr. Unsecd. Note, Series 144A, 7.375%, 2/9/2024	1,044,500
		TOTAL	5,546,348
		Utilities—4.5%
800,000	[1,2]	AES Argentina Generacion SA, Sr. Unsecd. Note, Series 144A, 7.75%, 2/2/2024	837,672
600,000	[1,2]	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series 144A, 5.75%, 10/27/2021	617,400
1,200,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	1,278,000
1,951,000		China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	2,004,653
200,000	[1,2]	Comision Federal de Electricidad, Sr. Unsecd. Note, Series 144A, 4.75%, 2/23/2027	202,250
2,800,000		Comision Federal de Electricidad, Sr. Unsecd. Note, Series REGS, 4.875%, 1/15/2024	2,915,500
3,800,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	3,928,250
300,000		Empresa Electrica Guarcolda SA, Sr. Unsecd. Note, Series REGS, 4.56%, 4/30/2025	289,669
515,000		Enersis Americas SA, Sr. Unsecd. Note, 4.00%, 10/25/2026	512,425
2,600,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	2,619,175
1,600,000	[1,2]	Hrvatska Elektroprivreda, Sr. Unsecd. Note, Series 144A, 5.875%, 10/23/2022	1,723,864
300,000		Indo Energy Finance II, Series REGS, 6.375%, 1/24/2023	287,644
1,827,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	1,894,599
600,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, Series REGS, 6.375%, 5/15/2043	525,750
4,200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	4,549,406
200,000		Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	257,500
1,800,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	1,877,742
1,500,000	[1,2]	Neerg Energy Ltd., Term Loan—1st Lien, Series 144A, 6.00%, 2/13/2022	1,520,435
1,000,000	[1,2]	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, Series 144A, 5.50%, 11/22/2021	1,093,800
3,000,000	[1,2]	State Grid Overseas Investment 2016 Ltd., Series 144A, 3.50%, 5/4/2027	2,998,948
4,000,000		TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	3,876,424
		TOTAL	35,811,106
		TOTAL CORPORATE BONDS (IDENTIFIED COST $481,961,910)	495,000,545
		FOREIGN GOVERNMENTS/AGENCIES—35.2%
		Sovereign—35.2%
1,855,000		Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	1,931,982
1,855,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	1,959,807
7,000,000		Argentina, Government of, Sr. Unsecd. Note, 7.50%, 4/22/2026	7,668,500
500,000		Armenia, Government of, Sr. Unsecd. Note, 7.15%, 3/26/2025	545,080
2,300,000		Azerbaijan, Government of, Sr. Unsecd. Note, 4.75%, 3/18/2024	2,341,731
650,000	[1,2]	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 7.00%, 10/12/2028	675,292
1,500,000		Bahrain, Government of, Sr. Unsecd. Note, 7.00%, 10/12/2028	1,558,365
1,500,000		Bahrain, Government of, Unsecd. Note, 6.00%, 9/19/2044	1,318,500
1,000,000		Belarus, Government of, Sr. Unsecd. Note, 8.95%, 1/26/2018	1,035,548
1,000,000	[1,2]	Bermuda, Government of, Sr. Unsecd. Note, Series 144A, 4.138%, 1/3/2023	1,031,770
1,200,000	[1,2]	Bolivia, Government of, Sr. Unsecd. Note, Series 144A, 4.50%, 3/20/2028	1,167,000
3,700,000		Brazil, Government of, 4.25%, 1/7/2025	3,690,750
1,700,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	1,687,250
2,700,000		Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	2,450,250
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$4,900,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 4/7/2026	$5,377,750
1,800,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	2,047,788
500,000		Chile, Government of, 3.625%, 10/30/2042	495,650
350,000		Chile, Government of, Sr. Unsecd. Note, 2.25%, 10/30/2022	345,100
2,000,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	2,017,000
500,000		Colombia, Government of, Sr. Unsecd. Note, 4.00%, 2/26/2024	516,750
600,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	637,200
2,600,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	2,626,000
3,500,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	3,823,750
1,800,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 3/18/2019	1,980,000
1,630,000		Costa Rica, Government of, 4.375%, 4/30/2025	1,556,585
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,456,875
500,000	[1,2]	Costa Rica, Government of, Sr. Unsecd. Note, Series 144A, 7.158%, 3/12/2045	520,000
1,400,000		Croatia, Government of, 6.00%, 1/26/2024	1,558,480
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,277,940
2,400,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	2,486,880
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.45%, 4/30/2044	1,133,750
1,700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,887,000
1,600,000		Ecuador, Government of, 7.95%, 6/20/2024	1,528,000
500,000		Ecuador, Government of, Sr. Unsecd. Note, 10.50%, 3/24/2020	535,000
400,000	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 9.65%, 12/13/2026	407,000
1,605,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 1/31/2022	1,668,799
1,200,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	1,305,900
EGP 158,000,000		Egypt, Government of, Unsecd. Note, 0.00% 10/3/2017	8,103,999
$1,015,000		El Salvador, Government of, 7.625%, 2/1/2041	910,963
300,000		El Salvador, Government of, Sr. Unsecd. Note, 7.65%, 6/15/2035	273,000
1,250,000	[1,2]	El Salvador, Government of, Sr. Unsecd. Note, Series 144A, 8.625%, 2/28/2029	1,262,500
1,000,000		Gabon, Government of, 6.375%, 12/12/2024	979,250
1,000,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.95%, 6/16/2025	990,080
3,000,000		Ghana, Government of, 7.875%, 8/7/2023	2,971,500
900,000		Ghana, Government of, Sr. Unsecd. Note, 9.25%, 9/15/2022	953,640
500,000		Ghana, Government of, Unsecd. Note, 10.75%, 10/14/2030	603,250
1,200,000		Guatemala, Government of, Sr. Unsecd. Note, 5.75%, 6/6/2022	1,320,372
700,000		Honduras, Government of, 8.75%, 12/16/2020	797,048
550,000	[1,2]	Honduras, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 1/19/2027	569,954
970,000		Hungary, Government of, 5.75%, 11/22/2023	1,103,375
250,000		Hungary, Government of, 6.375%, 3/29/2021	282,500
6,600,000		Indonesia, Government of, 5.375%, 10/17/2023	7,347,595
1,250,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 3.40%, 3/29/2022	1,259,375
1,650,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.15%, 3/29/2027	1,680,938
3,500,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.55%, 3/29/2026	3,657,500
7,200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.75%, 1/8/2026	7,713,353
1,300,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	1,400,965
6,600,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	6,864,000
1,200,000		Iraq, Government of, Bond, 5.80%, 1/15/2028	1,072,500
2,400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 3/16/2026	2,375,568
4,116,000		Ivory Coast, Government of, Sr. Unsecd. Note, 5.75%, 12/31/2032	3,947,244
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$3,100,000		Jamaica, Government of, Sr. Unsecd. Note, 6.75%, 4/28/2028	$3,464,219
2,500,000		Kazakhstan, Government of, 4.875%, 10/14/2044	2,477,180
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,192,642
700,000	[1,2]	Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 7/21/2025	763,952
400,000		Kenya, Government of, 6.875%, 6/24/2024	405,080
1,130,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	1,144,351
700,000	[1,2]	Kuwait, Government of, Sr. Unsecd. Note, Series 144A, 3.50%, 3/20/2027	715,821
3,700,000		Lebanon, Government of, Sr. Unsecd. Note, 5.15%, 11/12/2018	3,750,290
1,500,000		Lebanon, Government of, Sr. Unsecd. Note, 6.25%, 11/4/2024	1,505,880
5,000,000		Lebanon, Government of, Sr. Unsub., 8.25%, 4/12/2021	5,541,800
400,000		Mexico, Government of, 4.00%, 10/2/2023	415,480
5,200,000		Mexico, Government of, 4.125%, 1/21/2026	5,374,200
2,300,000		Mexico, Government of, 4.75%, 3/8/2044	2,274,700
3,200,000		Mexico, Government of, Sr. Secd. Note, 4.35%, 1/15/2047	2,976,000
6,400,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	6,438,400
2,000,000		Mexico, Government of, Sr. Unsecd. Note, 4.15%, 3/28/2027	2,056,400
200,000		Mexico, Government of, Sr. Unsecd. Note, 4.60%, 1/23/2046	194,000
MXN 86,000,000		Mexico, Government of, Sr. Unsecd. Note, 5.00%, 12/11/2019	4,371,255
$1,000,000		Nigeria, Government of, 5.125%, 7/12/2018	1,013,994
600,000	[1,2]	Nigeria, Government of, Unsecd. Note, Series 144A, 7.875%, 2/16/2032	651,600
2,800,000	[1,2]	Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.375%, 3/8/2027	2,921,352
7,300,000	[1,2]	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.50%, 3/8/2047	7,863,516
1,800,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	1,904,400
2,000,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	2,118,800
6,000,000		Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	6,180,000
1,600,000	[1,2]	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	1,724,000
300,000	[1,2]	Paraguay, Government of, Sr. Unsecd. Note, Series 144A, 4.70%, 3/27/2027	305,700
400,000		Peru, Government of, 6.55%, 3/14/2037	524,000
600,000		Peru, Government of, Bond, 8.75%, 11/21/2033	918,000
1,500,000		Peru, Government of, Sr. Unsecd. Note, 4.125%, 8/25/2027	1,628,250
700,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	848,750
3,100,000		Philippines, Government of, 6.375%, 1/15/2032	4,017,333
4,700,000		Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	4,841,320
4,600,000		Poland, Government of, Sr. Unsecd. Note, 3.25%, 4/6/2026	4,584,820
3,700,000		Romania, Government of, 4.375%, 8/22/2023	3,915,325
4,400,000		Russia, Government of, 5.625%, 4/4/2042	4,906,000
1,800,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 5/27/2026	1,899,558
900,000	[1,2]	Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 2.375%, 10/26/2021	884,286
455,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	464,783
200,000		Serbia, Government of, 5.875%, 12/3/2018	210,407
1,600,000		Serbia, Government of, 7.25%, 9/28/2021	1,842,400
5,000,000		South Africa, Government of, 5.875%, 5/30/2022	5,444,810
1,000,000		South Africa, Government of, Sr. Unsecd. Note, 5.00%, 10/12/2046	945,620
5,000,000		Sri Lanka, Government of, 6.85%, 11/3/2025	5,262,935
200,000	[1,2]	Suriname, Government of, Sr. Unsecd. Note, Series 144A, 9.25%, 10/26/2026	202,000
4,900,000		Turkey, Government of, Sr Unsecd. Note, 3.25%, 3/23/2023	4,596,200
5,900,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	5,332,125
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$2,300,000		Turkey, Government of, Sr. Unsecd. Note, 6.00%, 3/25/2027	$2,461,000
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.75%, 5/30/2040	2,252,040
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	525,486
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2020	2,015,080
2,600,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2024	2,474,317
3,200,000		Ukraine, Government of, Unsecd. Note, 7.75%, 9/1/2019	3,264,128
412,000	[1,2]	Ukraine, Government of, Unsecd. Note Series 144A, 7.75%, 9/1/2019	420,256
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2020	1,516,348
1,730,970		Uruguay, Government of, 4.375%, 10/27/2027	1,817,518
1,524,600		Uruguay, Government of, 4.50%, 8/14/2024	1,633,609
5,700,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	5,671,500
5,000,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	2,308,500
3,000,000		Venezuela, Government of, Sr. Unsecd. Note, 6.00%, 12/9/2020	1,550,100
1,400,000	[1,2]	Vietnam, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/29/2020	1,529,461
2,000,000		Zambia, Government of, 5.375%, 9/20/2022	1,881,000
2,800,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	2,989,560
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $274,391,628)	282,015,328
		U.S. TREASURY—0.2%
		U.S. Treasury Notes—0.2%
1,200,000	[6]	United States Treasury Note, 0.875%, 8/15/2017 (IDENTIFIED COST $1,200,188)	1,199,920
		INVESTMENT COMPANY—1.6%
13,110,803	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[8] (IDENTIFIED COST $13,114,736)	13,114,736
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $770,668,462)[9]	791,330,529
		OTHER ASSETS AND LIABILITIES - NET—1.3%[10]	10,675,667
		TOTAL NET ASSETS—100%	$802,006,196
At April 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[4]United States Treasury Note 5-Year Short Futures	820	$97,093,125	June 2017	$(1,009,612)
At April 30, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
05/01/2017	BNP Paribas SA	1,136,076,000 JPY	$10,200,000	$0
05/23/2017	BNP Paribas SA	1,135,688,400 JPY	$10,200,000	$(4,288)
07/10/2017	BNP Paribas SA	23,500,000 EGP	$1,240,106	$44,218
07/10/2017	BNP Paribas SA	23,600,000 EGP	$1,242,105	$47,684
07/10/2017	BNP Paribas SA	47,370,300 EGP	$2,483,371	$105,515
07/10/2017	BNP Paribas SA	59,000,000 EGP	$3,102,814	$121,659
07/25/2017	BNP Paribas SA	62,829,000 ARS	$3,900,000	$20,608
Contracts Sold:
05/01/2017	BNP Paribas SA	1,113,330,000 JPY	$10,200,000	$0
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
05/23/2017	BNP Paribas SA	1,135,214,100 JPY	$10,200,000	$8,546
05/24/2017	BNP Paribas SA	83,100,000 MXN	$4,408,605	$10,119
06/07/2017	BNP Paribas SA	505,000,000 RUB	$8,483,645	$(320,474)
07/10/2017	BNP Paribas SA	11,776,750 EGP	$680,737	$37,113
07/10/2017	BNP Paribas SA	141,690,020 EGP	$8,068,200	$324,546
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$395,246
At April 30, 2017, the Fund had the following open swap contracts:
INTEREST RATE SWAPS
Counterparty/ Exchange	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Centrally Cleared Swaps:
CME	MXIBTIIE	Pay	7.87%	2/3/2027	MXN 82,000,000	$125,490	$125,490

CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 4/30/2017[11]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital, Inc.	CDX Index EM Series 27	Buy	1.00%	6/20/2022	1.94%	$45,000,000	$2,000,250	$2,066,695	$(66,445)
Barclays Capital, Inc.	Government of Turkey	Buy	1.00%	6/20/2022	2.09%	$2,100,000	$103,850	$126,850	$(23,000)
Barclays Capital, Inc.	Republic of South Africa	Buy	1.00%	6/20/2022	1.96%	$4,200,000	$183,021	$183,003	$18
TOTAL CREDIT DEFAULT SWAPS									$(89,427)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $226,989,234, which represented 28.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $226,989,234, which represented 28.3% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Issuer in default.
5	Non-income-producing security.
6	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding swap contracts.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $771,024,523.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$494,647,920	$352,625	$495,000,545
Foreign Governments/Agencies	—	282,015,328	—	282,015,328
U.S. Treasury	—	1,199,920	—	1,199,920
Investment Company	13,114,736	—	—	13,114,736
TOTAL SECURITIES	$13,114,736	$777,863,168	$352,625	$791,330,529
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$720,008	$—	$720,008
Swap Contracts	—	2,412,611	—	2,412,611
Liabilities
Futures Contracts	(1,009,612)	—	—	(1,009,612)
Foreign Exchange Contracts	—	(324,762)	—	(324,762)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,009,612)	$2,807,857	$—	$1,798,245
The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
JPY	—Japanese Yen
MTN	—Medium Term Note
MXIBTIIE	—28 Day Mexican Interbank Interest Equilibrium Rate
MXN	—Mexican Peso
OTC	—Over-the-Counter
RUB	—Russian Ruble
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2017	Period Ended 10/31/2016[2]	Year Ended November 30,
			2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.24	$9.49	$9.77	$9.16	$9.58	$8.08	$7.56
Income From Investment Operations:
Net investment income[3]	0.28	0.53	0.54	0.54	0.52	0.53	0.52
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	0.01	0.41	(0.82)	0.07	(0.94)	0.97	(0.00)[4]
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.94	(0.28)	0.61	(0.42)	1.50	0.52
Less Distributions:
Distributions from net investment income	(0.28)	(0.19)	—	—	—	—	—
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.08)	—	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.36)	(0.19)	—	—	—	—	—
Net Asset Value, End of Period	$10.17	$10.24	$9.49	$9.77	$9.16	$9.58	$8.08
Total Return[5]	3.03%	9.95%	(2.86)%	6.66%	(4.42)%	18.65%	6.82%
Ratios to Average Net Assets:
Net expenses	0.07%[6]	0.07%[6]	0.06%	0.04%	0.00%[7]	0.00%[7]	0.00%[7]
Net investment income	5.62%[6]	5.81%[6]	5.57%	5.61%	5.53%	5.99%	6.63%
Expense waiver/reimbursement[8]	—%[6]	—%[6]	—%	0.02%	0.06%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$802,006	$850,890	$908,905	$1,045,464	$795,077	$764,886	$687,883
Portfolio turnover	33%	82%	133%	124%	37%	19%	18%
1	Emerging Markets Fixed Income Core Fund (the “Predecessor Fund”) was reorganized into Emerging Markets Core Fund (the “Fund”) as of the close of business on June 17, 2016. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. As a result of reorganization, the Fund effected a 3.624 for 1 share split. As a result of the share split: (1) the number of outstanding Shares of the Fund increased by a factor of 3.624; and (2) since the Fund's total number of shares outstanding increased, the net asset value per Fund Share (NAV/Share) decreased. The share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated for the periods prior to the reorganization.
2	The Fund has changed its fiscal year end from November 30 to October 31. This period represents the 11-month period from December 1, 2015 to October 31, 2016.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The Adviser reimbursed all operating expenses incurred by the Fund.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $13,114,736 of investment in an affiliated holding (identified cost $770,668,462)		$791,330,529
Cash denominated in foreign currencies (identified cost $14,930)		15,041
Income receivable		10,487,629
Swaps, at value (premiums paid $2,376,548)		2,287,121
Receivable for variation margin on centrally cleared swap contracts		20,379
Receivable for investments sold		17,613,723
Unrealized appreciation on foreign exchange contracts		720,008
TOTAL ASSETS		822,474,430
Liabilities:
Payable for investments purchased	$11,394,726
Unrealized depreciation on foreign exchange contracts	324,762
Bank overdraft	7,304,395
Payable for daily variation margin on futures contracts	12,619
Income distribution payable	1,176,939
Payable for periodic payments to swap contracts	59,850
Payable for Directors'/Trustees' fees (Note 5)	2,349
Accrued expenses (Note 5)	192,594
TOTAL LIABILITIES		20,468,234
Net assets for 78,883,638 shares outstanding		$802,006,196
Net Assets Consist of:
Paid-in capital		$780,395,349
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		20,087,721
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		1,777,665
Distributions in excess of net investment income		(254,539)
TOTAL NET ASSETS		$802,006,196
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$802,006,196 ÷ 78,883,638 shares outstanding, no par value, unlimited shares authorized		$10.17
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended (unaudited) 4/30/2017
Investment Income:
Interest	$22,868,443
Dividends (including $43,853 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $7,219)	36,634
TOTAL INCOME	22,905,077
Expenses:
Custodian fees	$118,874
Transfer agent fee	34,966
Directors'/Trustees' fees (Note 5)	3,969
Auditing fees	18,844
Legal fees	5,461
Portfolio accounting fees	81,764
Share registration costs	639
Printing and postage	7,734
Taxes	148
Miscellaneous (Note 5)	12,862
Interest expense	3,289
TOTAL EXPENSES	288,550
Reimbursement of other operating expenses (Note 2)	$(12,434)
Net expenses	276,116
Net investment income	22,628,961
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $3,632 on sales of investments in affiliated holding (Note 5))	2,647,486
Net realized gain on futures contracts	1,750,038
Net realized loss on swap contracts	(1,602,529)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(1,186,005)
Net change in unrealized depreciation of futures contracts	(1,009,612)
Net change in unrealized appreciation of swap contracts	(74,855)
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	524,523
Change in net assets resulting from operations	23,153,484
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Period Ended 10/31/2016[1]	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,628,961	$46,761,821	$51,615,226
Net realized gain (loss) on investments, futures contracts, written option transactions, swap contracts and foreign currency transactions	2,794,995	(10,759,292)	(62,464,713)
Net change in unrealized appreciation/depreciation of investments, futures contracts, written option transactions, swap contracts and foreign currency translation of assets and liabilities in foreign currency	(2,270,472)	38,067,835	(21,516,669)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,153,484	74,070,364	(32,366,156)
Distributions to Shareholders:
Distributions from net investment income	(23,200,381)	(16,595,507)	—
Distributions from net realized gain on investments	(6,611,760)	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,812,141)	(16,595,507)	—
Share Transactions:
Proceeds from sale of shares	12,273,040	20,306,900	—
Contributions	—	114,746,910	239,041,722
Net asset value of shares issued to shareholders in payment of distributions declared	19,095,772	10,079,577	—
Cost of shares redeemed	(73,593,970)	(76,808,487)	—
Withdrawals	—	(183,814,642)	(343,234,260)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,225,158)	(115,489,742)	(104,192,538)
Change in net assets	(48,883,815)	(58,014,885)	(136,558,694)
Net Assets:
Beginning of period	850,890,011	908,904,896	1,045,463,590
End of period (including undistributed (distributions in excess of) net investment income of $(254,539) and $316,881, respectively)	$802,006,196	$850,890,011	$908,904,896
1	The Fund has changed its fiscal year end from November 30 to October 31. This period represents the eleven-month period from December 31, 2015 to October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.
Prior to June 20, 2016, the Fund operated as Emerging Markets Fixed Income Core Fund (the “Predecessor Fund”), which was structured as a limited partnership and was established under the laws of the State of Delaware on November 13, 2000. The Fund was created to be the successor to the Predecessor Fund and assumed all of the net assets of the Predecessor Fund on June 20, 2016. The Predecessor Fund will be the accounting survivor and accordingly, any historical performance information will be carried forward to the Fund.
Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
Effective June 20, 2016, the Fund changed its fiscal year end from November 30 to October 31.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded daily on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Prior to June 20, 2016, all net income and gain/loss (realized and unrealized) was allocated daily to shareholders based on their capital contributions to the Fund. For the six months ended April 30, 2017, the Custodian reimbursed $12,434 of custody fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Prior to June 20, 2016, as a partnership, the Fund was not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

The Fund has reclassified $27,706,949 and $(16,167,115) from undistributed net investment income and accumulated net realized loss on investments and foreign currency transactions, respectively, to paid-in capital during the period ended October 31, 2016. The reclassification was to reflect, as an adjustment to paid-in capital, the cumulative amount of undistributed net investment income of $462,601,166 and accumulated net realized losses of $(21,779,297) that have been allocated to the Fund's shareholders as of October 31, 2016, and had no impact to shareholders' capital.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to manage sector/asset class risk. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The Fund uses credit default swaps to manage sector/asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at April 30, 2017, is $51,300,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of interest rate swap contracts held by the Fund throughout the period was $1,830,999. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $53,931,429. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk, market risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $46,637,897, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return, and to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $179,675 and $162,573, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/9/2020	11/26/2013 – 2/6/2014	$1,363,836	$0
Option Contracts
The Fund buys or sells put and call options to seek to increase income and return, and to manage country risk, currency risk, duration risk, market risk, sector/asset class risk and yield curve risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or
Semi-Annual Shareholder Report

closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased options put held by the Fund throughout the period was $91,017. This is based on amounts held as of each month-end throughout the six-month fiscal period.
At April 30, 2017, the Fund had no outstanding written or purchased option contracts.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate	Swaps, at value	$125,490	Payable for daily variation margin on futures contracts	$1,009,612*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	720,008	Unrealized depreciation on foreign exchange contracts	324,762
Credit contracts	Swaps, at value	2,287,121		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$3,132,619		$1,334,374
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Interest Rate Swaps	Futures Contracts	Foreign Exchange Contracts[1]	Purchased Option Contracts[1]	Total
Interest rate contracts	$—	$9,467	$1,750,038	$—	$(542,541)	$1,216,964
Foreign exchange contracts	—	—	—	649,660	—	649,660
Credit contracts	(1,611,996)		—	—	—	(1,611,996)
TOTAL	$(1,611,996)	$9,467	$1,750,038	$649,660	$(542,541)	$254,628

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Interest Rate Swaps	Futures Contracts	Foreign Exchange Contracts[1]	Purchased Option Contracts[1]	Total
Interest rate contracts	$—	$125,490	$(1,009,612)	$—	$137,211	$(746,911)
Foreign exchange contracts	—	—	—	(40,007)	—	(40,007)
Credit contracts	(200,345)	—	—	—	—	(200,345)
TOTAL	$(200,345)	$125,490	$(1,009,612)	$(40,007)	$137,211	$(987,263)
1	The net realized gain (loss) on Foreign Exchange Contracts and Purchased Option Contracts is found within the Net realized gain(loss) on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Foreign Exchange Contracts and Purchased Option Contracts is found within the Net Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of April 30, 2017, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$183,021	$(183,021)	$—	$—
Foreign Exchange Contracts	720,008	(324,762)	—	395,246
TOTAL	$903,029	$(507,783)	$—	$395,246

Transaction	Gross Liability/Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$2,104,100	$(183,021)	$—	$1,921,079
Foreign Exchange Contracts	324,762	(324,762)	—	—
TOTAL	$2,428,862	$(507,783)	$—	$1,921,079
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CONTRIBUTIONS/WITHDRAWALS AND SHARES OF BENEFICIAL INTEREST
The following tables summarize capital stock activity1:
	Six Months Ended 4/30/2017	Period Ended 10/31/2016[2]	Year Ended 11/30/2015
Shares sold	1,233,188	1,116,586	—
Contributions	—	12,174,564	25,013,716
Shares issued to shareholders in payment of distributions declared	1,917,458	979,541	—
Shares redeemed	(7,338,600)	(7,457,492)	—
Withdrawals	—	(19,512,744)	(36,254,679)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/SUBSCRIPTIONS AND WITHDRAWALS/REDEMPTIONS	(4,187,954)	(12,699,545)	(11,240,963)
1	Shares contributed and withdrawn prior to June, 20, 2016, have been adjusted to reflect a 3.624 share split.
The Fund has changed its fiscal year end from November 30 to October 31. This period represents the 11-month period from December 1, 2015 to October 31, 2016.	2
4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $771,024,523. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) swap contracts was $20,306,006. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,303,069 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,997,063.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”), an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2017, the Sub-Adviser earned a fee of $577,824.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended April 30, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,072,163 and $717,339, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended April 30, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	18,016,371	153,261,498	(158,167,066)	13,110,803	$13,114,736	$43,853
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$255,619,284
Sales	$291,998,357
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,030.30	$0.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.50	$0.35
1	Expenses are equal to the Fund's annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Emerging markets core fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term, and approved the proposed subadvisory contract. The Board's decision regarding the contracts reflects the exercise of its business judgment after consideration of all of the information requested by the Board and provided by Federated Investors, Inc. and its affiliates (“Federated”) on whether to continue the existing advisory agreement and approve the subadvisory contract.
The Fund is intended to serve as a “shell” entity for the purpose of converting the assets (the “Acquisition”) of Emerging Markets Fixed Income Core Fund (the “Predecessor Fund”) from a partnership structure to a regulated investment company structure. An Agreement and Plan of Conversion will be executed and will provide for the conversion to occur on or around June 17, 2016 (the “Conversion Date”) in a tax-free transaction. On the Conversion Date, substantially all of the assets of the Predecessor Fund would be acquired, and the stated liabilities reflected on the books and records of the Predecessor Fund would be assumed, by the Fund in exchange for common shares of the Fund on the Conversion Date. The Fund will be managed by the same investment personnel as the Predecessor Fund. For those reasons, the performance and other data discussed in the Senior Officer's Evaluation identified below refer to the Predecessor Fund.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
In addition, Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund. The subadviser of the Fund is Federated Investors (UK) LLP.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and proposed subadvisory contracts.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the Adviser's services and fees. The Board noted that Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the investment advisory and proposed subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information (including information provided throughout the year) covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated fees and expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to
Semi-Annual Shareholder Report

similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Because the Adviser will not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board was previously informed by the Predecessor Fund's investment adviser that the Predecessor Fund underperformed its benchmark index for the one-year, three-year and five-year periods ended December 31, 2015. The Board discussed the Predecessor Fund's performance with its investment adviser and recognized the efforts being taken by the investment adviser in the context of the other factors considered relevant by the Board.
Because the Fund will employ the same key management personnel and investment strategy as the Predecessor Fund, the nature and quality of the management of the Fund is expected to reflect that of the Predecessor Fund. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the investment advisory and proposed subadvisory contracts.
The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history.
In connection with the Board's governance of other Federated funds, the Board noted that the Board regularly receives financial information about Federated, including information regarding the compensation and benefits Federated derives from its relationships with the other Federated funds. This information covers not only the fees under the investment advisory and subadvisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contract (e.g., for serving as the Federated funds' administrator). The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund, at zero, was reasonable. In addition, the Senior Officer noted that his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the subadvisory fee, which will be paid to the subadviser by the Adviser and not by the Fund, was reasonable.
The Board based its decision to approve the investment advisory and proposed subadvisory contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee paid by the Fund, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the investment advisory and proposed subadvisory contracts reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Notes
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Notes
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Emerging Markets Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887

Q453026 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date June 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 23, 2017